Leases	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Leases

17.	Leases

On December 31, 2023, the balance of leases to pay includes: (i) R$3,684 from variable payments and short-term leases, exempted in IFRS 16 (R$15,670 on December 31, 2022); and (ii) R$9,437,691 referring to the present value on this date of future lease payments (R$11,191,289 on December 31, 2022).

The breakdown and changes in the present value of future lease payments are shown below:

	Weighted average rate (p.a.)	2022											2023
		Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments (1)	Clearing with Deposits and other assets	Interest incurred	Interest paid	Exchange rate change	Total	Current	Non-current
Agreements in local currency
With purchase option	18.55%	5,036	3,313	8,349	6,421	-	-	(5,742)	-	1,238	(1,250)	-	9,016	5,232	3,784
Without purchase option	11.30%	37,219	221,342	258,561	2,201	-	8,368	(63,597)	-	27,894	-	-	233,427	23,840	209,587
Agreements in foreign currency
With purchase option	7.19%	133,884	1,257,198	1,391,082	15,643	(46,860)	-	(128,018)	-	90,398	(92,657)	(92,632)	1,136,956	118,177	1,018,779
Without purchase option	14.30%	1,756,449	7,776,848	9,533,297	574,254	(46,007)	(112,290)	(2,317,084)	(64,935)	1,106,571	-	(615,514)	8,058,292	1,588,709	6,469,583
Total	1,932,588		9,258,701	11,191,289	598,519	(92,867)	(103,922)	(2,514,441)	(64,935)	1,226,101	(93,907)	(708,146)	9,437,691	1,735,958	7,701,733

	Weighted average rate (p.a.)	2021											2022
		Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments(1)	Clearing with Deposits and other assets	Interest incurred	Interest paid	Exchange rate change	Total	Current	Non-current
Agreements in local currency
With purchase option	17.47%	-	-	-	10,308	-	-	(1,959)	-	505	(505)	-	8,349	5,036	3,313
Without purchase option	10.52%	29,456	8,552	38,008	171,084	(242)	54,720	(38,257)	-	33,248	-	-	258,561	37,219	221,342
Agreements in foreign currency
With purchase option	7.24%	-	-	-	1,552,433	-	-	(178,415)	-	64,821	(57,852)	10,095	1,391,082	133,884	1,257,198
Without purchase option	11.75%	1,999,791	8,696,745	10,696,536	1,334,588	2,328	(363,625)	(2,600,276)	(23,707)	1,218,045	-	(730,592)	9,533,297	1,756,449	7,776,848
Total	2,029,247		8,705,297	10,734,544	3,068,413	2,086	(308,905)	(2,818,907)	(23,707)	1,316,619	(58,357)	(720,497)	11,191,289	1,932,588	9,258,701

(1)	Includes the amount of R$129,890 paid with the issuance of the Senior Secured Amortizing Notes (R$461,566 on December 31, 2022).

In the fiscal year ended December 31, 2023, the Company recognized R$98,902 directly in the cost of services, related to short-term leases and variable payments (R$26,914 on December 31, 2022).

In the context of dedicated cargo aircraft operations, the Company earned sublease revenue amounting to R$45,639 in the fiscal year ending on December 31, 2023 (R$6,663 on December 31, 2022).

The future payments of leases liabilities agreements are detailed as follows:

	2023	2022
2023	-	3,059,448
2024	2,853,542	2,325,227
2025	2,150,980	2,055,173
2026	1,857,786	1,798,293
2027	1,683,326	1,624,277
2028	1,291,683	1,186,761
2028 onwards	5,689,758	4,787,948
Total minimum lease payments	15,527,075	16,837,127
Less total interest	(6,085,700)	(5,630,167)
Present value of minimum lease payments	9,441,375	11,206,960
Less current portion	(1,739,642)	(1,948,259)
Non-current portion	7,701,733	9,258,701

17.1.	Sale-leaseback transactions

During the fiscal year ended December 31, 2023, the Company recorded a net gain of R$428,578 from 18 sale-leaseback transactions (12 engines and 6 aircrafts), (R$140,368 from 8 aircrafts and 2 engines during the year ended December 31, 2022), recognized in the statement of operations under “Sale-Leaseback Transactions” in the group of Other Operating Revenues and Expenses, net.

17.2.	Credit of PIS and COFINS

The Company is entitled to PIS and COFINS credits on the lease contracts that adhere to IFRS 16, upon their payments. Below, we present the potential amounts of these taxes as of December 31, 2023:

	Face Value	Adjusted to Present Value
Lease Consideration	477,515	224,730
PIS and COFINS potentiall (9.25%)	44,170	20,788